Operating Segment Information - Summary of Reconciliation of Consolidated Basic and Diluted Core EPS to Consolidated Basic and Diluted EPS Attributable to Common Equity Holder of PLDT (Detail) - ₱ / shares
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
Consolidated core EPS, basic	₱ 141.20	₱ 138.29	₱ 125.29
Add (deduct) adjustments, basic
Gain on sale and leaseback of telecom towers - net of expenses, basic	86.95
Income from prescription of preferred redemption liability	27.21
Gains on derivative financial instruments - net, excluding hedge costs, basic	8.93	5.73	(0.92)
Core income adjustment on equity share in net income of associates and joint ventures, basic	0.90	0.03	0.03
CREATE Act impact on deferred taxes – net, basic		1.64
Losses from changes in fair value of financial assets at FVPL, basic		(0.81)
Impairment of investments, basic	(0.23)	(0.28)	(3.05)
Net gains (loss) on debt modification - net of amortization of debt discount/premium, basic	(1.63)	4.65
Impairment of property and equipment, basic	(3.60)
Foreign exchange losses - net, basic	(16.26)	(13.50)	5.36
MRP basic	(17.46)	(1.02)	(8.51)
Accelerated depreciation, basic	(177.75)	(3.85)
Total adjustments, basic	(92.94)	(16.53)	(13.17)
Consolidated EPS attributable to common equity holders of PLDT, basic	48.26	121.76	112.12
Consolidated core EPS, diluted	141.20	138.29	125.29
Add (deduct) adjustments, diluted
Gain on sale and leaseback of telecom towers - net of expenses, diluted	86.95
Income from prescription of preferred redemption liability, diluted	27.21
Gains on derivative financial instruments - net, excluding hedge costs, diluted	8.93	5.73	(0.92)
Core income adjustment on equity share in net income of associates and joint ventures, diluted	0.90	0.03	0.03
CREATE Act impact on deferred taxes – net, diluted		1.64
Losses from changes in fair value of financial assets at FVPL, diluted		(0.81)
Impairment of investments, diluted	(0.23)	(0.28)	(3.05)
Impairment of property and equipment, diluted	(3.60)
Net gains (loss) on debt modification - net of amortization of debt discount/premium, diluted	(1.63)	4.65
MRP, diluted	(17.46)	(1.02)	(8.51)
Foreign exchange losses - net, diluted	(16.26)	(13.50)	5.36
Accelerated depreciation, diluted	(177.75)	(3.85)
Total adjustments, diluted	(92.94)	(16.53)	(13.17)
Consolidated EPS attributable to common equity holders of PLDT, diluted	₱ 48.26	121.76	112.12
Sun Trademark [Member]
Add (deduct) adjustments, basic
Sun Trademark amortization, basic		(9.12)	(6.08)
Add (deduct) adjustments, diluted
Sun Trademark amortization, diluted		₱ (9.12)	₱ (6.08)